Consolidated Statements of Equity $ in Thousands	USD ($) shares	Soto Norte	Equity attributable to owners of the Company USD ($)	Share Capital - common shares USD ($) shares	Share purchase warrants USD ($)	Contributed surplus USD ($)	Accumulated OCI USD ($)	Deficit USD ($)	Non-controlling interest USD ($)
Beginning balance (in shares) at Dec. 31, 2023 | shares				137,569,590
Beginning balance at Dec. 31, 2023	$ 624,655		$ 624,655	$ 719,806	$ 9,708	$ 181,758	$ (71,179)	$ (215,438)	$ 0
Exercise of options (in shares) | shares	2,779,903			2,779,903
Exercise of options	$ 8,191		8,191	$ 9,670		(1,479)
Exercise of warrants (in shares) | shares				11,524,237
Exercise of warrants	37,331		37,331	$ 42,548	(5,217)
Share-based compensation	2,285		2,285			2,285
Conversion of convertible debenture (in shares) | shares				3,410,526
Conversion of convertible debenture	11,920		11,920	$ 11,920
Acquisition of Soto Norte Project (in shares) | shares				15,750,000
Acquisition	464,705		180,920	$ 151,973		28,947			283,785
Non-reciprocal contributions to Soto Norte Project	0		(2,042)			(2,042)			2,042
Comprehensive income (loss)	$ (65,980)		(64,689)				(89,271)	24,582	(1,291)
Ending balance (in shares) at Dec. 31, 2024 | shares	171,034,256			171,034,256
Ending balance at Dec. 31, 2024	$ 1,083,107		798,571	$ 935,917	4,491	209,469	(160,450)	(190,856)	284,536
Exercise of options (in shares) | shares	4,073,763			4,073,763
Exercise of options	$ 13,401		13,401	$ 17,628		(4,227)
Exercise of warrants (in shares) | shares				28,685,134
Exercise of warrants	190,277		190,277	$ 190,277
Share issuance costs	(2,170)		(2,170)	$ (2,170)
Share-based compensation	3,258		3,258			3,258
Non-reciprocal contributions to Soto Norte Project	0		(7,574)			(7,574)			7,574
Acquisition of remaining 49% of Soto Norte Project (in shares) | shares				1,739,130
Acquisition of remaining 49% of Soto Norte Project	(49,814)		243,317	$ 27,322		215,995			(293,131)
Comprehensive income (loss)	$ 208,001		206,980				128,635	78,345	1,021
Ending balance (in shares) at Dec. 31, 2025 | shares	205,532,283			205,532,283
Ending balance at Dec. 31, 2025	$ 1,446,060		$ 1,446,060	$ 1,168,974	$ 4,491	$ 416,921	$ (31,815)	$ (112,511)	$ 0
Percentage of voting equity interests acquired		49.00%